Share-Based Compensation - Additional Information (Details) ¥ / shares in Units, ¥ in Thousands, $ in Thousands						12 Months Ended
	Jan. 22, 2019 CNY (¥) ¥ / shares shares	Jul. 03, 2018 ¥ / shares shares	Mar. 27, 2017 ¥ / shares shares	Jul. 01, 2016 ¥ / shares shares	Jul. 01, 2015 ¥ / shares shares	Feb. 28, 2019 CNY (¥) ¥ / shares shares	Feb. 28, 2019 USD ($) shares	Feb. 28, 2018 CNY (¥) ¥ / shares shares	Feb. 28, 2017 CNY (¥)	Feb. 28, 2019 USD ($)	Jun. 30, 2015 shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of options granted to acquire ordinary shares						860,000	860,000	1,110,000
Shares option granted	460,000
Shares option granted per share | ¥ / shares	¥ 4.6					¥ 21.53		¥ 10.32
Incremental compensation cost | ¥	¥ 3,967
Compensation expense | ¥						¥ 127
Incremental compensation cost amortized over remaining vesting period | ¥	¥ 3,840
Share-based compensation expenses						32,247	$ 4,819	¥ 23,470	¥ 3,363
Unrecognized compensation cost related to non-vested share options						¥ 79,472				$ 11,877
Unrecognized compensation cost expected to recognized over a weighted-average period						2 years 4 months 13 days	2 years 4 months 13 days
Directors
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Weighted average grant date fair value of options granted per share | ¥ / shares		¥ 41.00
Shares option granted		860,000
Officers
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Weighted average grant date fair value of options granted per share | ¥ / shares		¥ 41.00
Shares option granted		860,000
Employees
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Weighted average grant date fair value of options granted per share | ¥ / shares		¥ 41.00
Shares option granted		860,000
Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period						4 years	4 years
Minimum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period						3 years	3 years
2015 Option Plan and 2017 Option Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of options granted to acquire ordinary shares			1,110,000	330,000	1,175,000
Options expiration period						10 years	10 years
Vesting period						4 years	4 years
Weighted average grant date fair value of options granted per share | ¥ / shares			¥ 75.39	¥ 35.46	¥ 4.81
2015 Option Plan and 2017 Option Plan | Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of ordinary shares authorized to issue											4,201,330